Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		208 Months Ended	214 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (1,903,455)	$ (3,122,386)	$ (6,424,539)	$ (7,164,311)	$ (44,363,260)	$ (46,266,715)
Depreciation and amortization	44,053	47,938	98,005	102,971	303,116
Stock-based compensation expense	117,478	543,142	1,662,170	1,491,072	14,278,901
Stock options and warrants modification expense	11,716	148,127	210,373		260,373
Amortization debt discounts	309,090	233,337	571,639	1,428,978	2,432,857
Non-cash interest expense related to conversion feature of notes payable	129,460		200,404	182,733	596,878
Loss on extinguishment of debt		39,263	34,202	(13,202)	173,914
(Gain) loss on change in fair value of derivative liabilities	(216,605)	129,898	(304,994)	(131,397)	(259,018)
Change in operating assets and liabilities:
Inventories	(1,249)	6,352	43,227	(321,791)	(278,564)
Prepaid expenses and other current assets	(3,387)	1,927	1,927	275,009	(2,932)
Accounts payable and accrued liabilities	1,329,545	1,378,443	2,987,163	1,546,960	5,700,094
Accounts payable and accrued liabilities - related parties	(24,905)	84,152	45,950	(13,987)	119,907
Unearned revenue	(5,048)		73,495		73,495
Payable for indemnification		19,535	28,278	64,347	1,833,674
Net cash used in operating activities	(213,307)	(490,272)	(772,700)	(1,674,342)	(14,561,352)
Cash flows from investing activities:
Payments for license and patents	(7,637)	(5,982)	(38,368)	(39,224)	(199,906)
Net cash used in investing activities	(7,637)	(5,982)	(38,368)	(39,224)	(1,454,016)
Cash flows from financing activities:
Proceeds from issuance of common stock through exercise of stock options and warrants	20,000	95,000	127,000	258,275	3,539,412
Proceeds from issuance of notes for cash	216,900	402,500	762,602	1,450,501	3,738,603
Net cash provided by financing activities	236,900	497,500	811,946	1,708,776	16,016,300
Net change in cash	15,956	1,246	878	(4,790)	932
Cash at beginning of period	932	54	54	4,844
Cash at end of period	16,888	1,300	932	54	932	16,888
Supplemental disclosure of cash flow information:
Interest paid	0	0	11,480	0	11,480
Income taxes paid	0	0	0	0	0
Non-cash financing and investing activities:
Common stock issued for conversion of debt	378,615	379,443	617,473	2,318,772	5,304,888
Debt discount on convertible notes	$ 210,046	$ 309,664	$ 568,879	$ 584,871	$ 2,974,301